Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Mar. 31, 2012
ASSETS:
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 342,936,153	$ 343,421,858
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	79,671,886	69,965,869
Allowance For Loan Losses	$ 11,318,371	$ 14,615,198
Shareholders' Equity:
Serial Preferred Stock Par Value Per Share	$ 0.01	$ 0.01
Serial Preferred Stock Shares Authorized	200,000	200,000
Serial Preferred Stock Shares Issued	22,000	22,000
Serial Preferred Stock Shares Outstanding	22,000	22,000
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	5,000,000	5,000,000
Common Stock Shares Issued	3,144,934	3,144,934
Common Stock Shares Outstanding	2,944,001	2,944,001
Treasury Stock Shares Held	200,933	200,933